-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2010

                                                       Estimated average burden
                                                       hours per response: 18.9
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07292
                                   ----------------------------

                    North American Government Bond Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 West 57th Street, 18th Floor        New York, New York            10019
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                           R. Alan Medaugh, President

  ISI, Inc.    40 West 57th Street, 18th Floor    New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                   -----------------------------

Date of fiscal year end:        October 31, 2008
                            -------------------------------

Date of reporting period:       April 30, 2008
                            -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
ISI   International
      Strategy &
      Investment
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008


                         -------------------------------

                                  TOTAL RETURN
                                   US TREASURY
                                   FUND, INC.


                                MANAGED MUNICIPAL
                                   FUND, INC.


                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND, INC.


                                  ISI STRATEGY
                                   FUND, INC.

                         -------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ISI FUNDS SEMI-ANNUAL REPORT -- TABLE OF CONTENTS

--------------------------------------------------------------------------------

Investment Advisor's Message.................................................  1

Performance Comparisons......................................................  2

Shareholder Expense Example.................................................. 10

Portfolio Profiles........................................................... 12

Schedules of Investments..................................................... 13

Statements of Assets and Liabilities......................................... 24

Statments of Operations...................................................... 27

Statements of Changes in Net Assets.......................................... 29

Financial Highlights......................................................... 34

Notes to Financial Statements................................................ 39

Notice to Shareholders....................................................... 46

--------------------------------------------------------------------------------

INVESTMENT ADVISOR'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders of the ISI Funds. This report covers the six-month reporting period ended April 30, 2008. For this period, the Total Return US Treasury Fund, Inc. (`Total Return') produced a +4.26% return; Managed Municipal Fund, Inc. (`Managed Municipal') produced a
+2.39% return; North American Government Bond Fund, Inc. (`North American') produced a +4.54% return in its Class A Shares and a +4.22% return in its Class C Shares; and ISI Strategy Fund (`Strategy') produced a -7.71% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE OF A FUND, PLEASE CALL (800) 955-7175.

DESCRIPTION OF FUND OBJECTIVES

Total Return, Managed Municipal, North American and Strategy (each a `Fund' and collectively, the `Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. (`ISI') manages all four Funds. Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
May 29, 2008

--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND -
PERFORMANCE COMPARISON(1)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury
          Index, Lehman Brothers Intermediate Treasury Index and Lehman
        Brothers Long-Term Treasury Index: Value of a $10,000 Investment
                       (for 10 Years ended April 30, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]


            TOTAL RETURN                    LEHMAN BROTHERS   LEHMAN BROTHERS
             US TREASURY   LEHMAN BROTHERS     INTERMEDIATE       LONG-TERM
DATE             FUND      TREASURY INDEX    TREASURY INDEX    TREASURY INDEX
----            ------      --------------    --------------    --------------
4/30/1998     $  9,700      $  10,000           $  10,000        $  10,000
4/30/1999       10,325         10,643              10,640           10,680
4/30/2000       10,554         10,880              10,878           10,899
4/30/2001       11,497         12,067              12,088           12,059
4/30/2002       12,233         12,947              12,925           13,007
4/30/2003       13,690         14,453              14,075           15,243
4/30/2004       13,677         14,528              14,207           15,162
4/30/2005       14,479         15,281              14,585           17,078
4/30/2006       14,313         15,247              14,681           16,535
4/30/2007       15,949         16,293              15,570           18,147
4/30/2008       16,530         17,953              17,083           19,911

--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         Cumulative Total Returns (With Load)                        Average Annual Total Returns
Periods Ended                                                   Since                                                      Since
April 30, 2008  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)
-----------------------------------------------------------------------------------------------------------------------------------
Total Return
  US Treasury
  Fund           1.17%    4.23%   10.79%   17.08%    65.30%    271.42%      1.17%    4.23%    3.47%    3.20%     5.15%     6.88%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Treasury
  Index(3)       6.32%   10.19%   17.49%   24.21%    79.53%    312.91%      6.32%   10.19%    5.52%    4.43%     6.03%     7.42%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Intermediate
  Treasury
  Index(3)       5.82%    9.72%   17.12%   21.37%    70.83%    265.57%      5.82%    9.72%    5.41%    3.95%     5.50%     6.77%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Long-Term
  Treasury
  Index(3)       6.01%    9.72%   16.59%   30.63%    99.11%    460.44%      6.01%    9.72%    5.25%    5.49%     7.13%     9.09%
-----------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately
      9.0 years.

(2) The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

(3) The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND  -
PERFORMANCE COMPARISON(1)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Managed Municipal Fund, Lehman Brothers General Obligation Index,
   Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index:
       Value of a $10,000 Investment (for 10 Years ended April 30, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                                      LEHMAN BROTHERS
                                  LEHMAN BROTHERS       PREREFUNDED    CONSUMER
                MANAGED          GENERAL OBLIGATION    MUNICIPAL BOND   PRICE
DATE         MUNICIPAL FUND            INDEX               INDEX        INDEX
----        -----------------          -----               -----        -----
4/30/1998       $  9,702           $  10,000           $  10,000     $  10,000
4/30/1999         10,337              10,716              10,624        10,228
4/30/2000         10,113              10,659              10,744        10,542
4/30/2001         11,097              11,723              11,599        10,886
4/30/2002         11,776              12,535              12,338        11,065
4/30/2003         12,737              13,563              13,218        11,311
4/30/2004         12,789              13,897              13,414        11,569
4/30/2005         13,493              14,761              13,895        11,975
4/30/2006         13,591              15,011              14,058        12,400
4/30/2007         14,591              15,848              14,683        12,720
4/30/2008         14,788              16,512              15,786        13,166

--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND  -
PERFORMANCE COMPARISON(1) (CONTINUED)

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         Cumulative Total Returns (With Load)                        Average Annual Total Returns
Periods Ended                                                   Since                                                      Since
April 30, 2008  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)
-----------------------------------------------------------------------------------------------------------------------------------
Managed
  Municipal
  Fund          -0.70%    0.52%    6.27%   12.65%    47.88%    155.94%     -0.70%    0.52%    2.05%    2.41%     3.99%     5.31%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  General
  Obligation
  Index(3)       2.58%    4.19%   11.87%   21.74%    65.12%    202.38%      2.58%    4.19%    3.81%    4.01%     5.14%     6.27%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Prerefunded
  Municipal
  Bond Index(3)  5.04%    7.52%   13.61%   19.43%    57.86%    168.26%      5.04%    7.52%    4.34%    3.62%     4.67%     5.57%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Price
  Index(4)       2.07%    3.51%    9.95%   16.41%    31.66%     36.78%      2.07%    3.51%    3.21%    3.08%     2.79%     1.74%
-----------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's income and capital gains may be subject to state and local taxes.

(2) The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

(3) The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Lehman Brothers Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(4)   The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND -
ISI CLASS A PERFORMANCE COMPARISON(1)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        North American Government Bond Fund - ISI Class A Shares, Lehman
         Brothers Intermediate Treasury Index, Lehman Brothers Emerging
      Americas Index: Mexico Section / Citigroup US Broad Investment-Grade
          Bond Index Mexico Sector and Consumer Price Index: Value of a
             $10,000 Investment (for 10 Years ended April 30, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                                    LEHMAN BROTHERS
                                                   EMERGING AMERICAS
                                                     INDEX: MEXICO
                                                  SECTION / CITIGROUP
              NORTH AMERICAN                            US BROAD
             GOVERNMENT BOND    LEHMAN BROTHERS     INVESTMENT-GRADE    CONSUMER
                FUND - ISI        INTERMEDIATE         BOND INDEX        PRICE
DATE          CLASS A SHARES     TREASURY INDEX       MEXICO SECTOR      INDEX
----          --------------     --------------     ----------------     -----
4/30/1998      $  9,700           $  10,000           $  10,000       $  10,000
4/30/1999        10,317              10,640              10,233          10,228
4/30/2000        10,671              10,878              11,484          10,542
4/30/2001        11,789              12,088              12,835          10,886
4/30/2002        12,573              12,925              14,911          11,065
4/30/2003        13,863              14,075              17,303          11,311
4/30/2004        13,837              14,207              18,057          11,569
4/30/2005        14,730              14,585              19,634          11,975
4/30/2006        15,082              14,681              20,569          12,400
4/30/2007        16,918              15,570              22,860          12,720
4/30/2008        17,797              17,083              23,785          13,166

--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         Cumulative Total Returns (With Load)                        Average Annual Total Returns
Periods Ended                                                   Since                                                      Since
April 30, 2008  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)
-----------------------------------------------------------------------------------------------------------------------------------
North American
  Government
  Bond Fund -
  ISI Class
  A Shares      1.44%    6.41%    17.17%   24.48%    77.97%    140.56%     1.44%     6.41%    5.42%    4.48%     5.93%     5.91%
-----------------------------------------------------------------------------------------------------------------------------------
North American
  Government
  Bond Fund -
  ISI Class
  C Shares      3.22%    8.06%    18.54%       --        --     21.01%     3.22%     8.06%    5.83%       --        --     3.92%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Intermediate
  Treasury
  Index(4)      5.82%    9.72%    17.12%   21.37%    70.83%    132.96%     5.82%     9.72%    5.41%    3.95%     5.50%     5.70%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Emerging
  Americas
  Index: Mexico
  Section/
  Citigroup
  US Broad
  Investment-
  Grade Bond
  Index Mexico
  Sector(5)     0.58%    4.04%    21.14%   37.46%   137.85%    327.01%     0.58%     4.04%    6.60%    6.57%     9.05%     9.99%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer
  Price
  Index(6)      2.07%    3.51%     9.95%   16.41%    31.66%     53.67%     2.07%     3.51%    3.21%    3.08%     2.79%     2.86%
-----------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

(2) ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

(3) ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through April 30, 2008 were 19.51% and 3.69%, respectively.

(4) The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(5)   Reflects the performance of the Lehman Brothers  Emerging  Americas Index:
      Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Lehman Brothers Global Aggregate Index: Mexico from October 31, 2006 through October 31, 2007. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities  of one year or more.  The  Lehman  Brothers  Global  Aggregate
      Index: Mexico Section is an unmanaged sub-index of Lehman Brothers Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(6)   The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------

ISI STRATEGY FUND -
PERFORMANCE COMPARISON(1)

--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                          DOW JONES
                                        WILSHIRE 5000
                         ISI STRATEGY    (FULL CAP)      CONSUMER
DATE                         FUND           INDEX       PRICE INDEX
----                        ------          -----       -----------
4/30/1998                 $  9,700      $  10,000       $  10,000
4/30/1999                   10,969         13,648          10,285
4/30/2000                   11,643         15,260          10,600
4/30/2001                   10,967         13,109          10,947
4/30/2002                   10,535         11,813          11,126
4/30/2003                    9,748         10,208          11,374
4/30/2004                   11,403         12,870          11,634
4/30/2005                   12,020         13,771          12,042
4/30/2006                   13,953         16,367          12,469
4/30/2007                   17,906         18,744          12,720
4/30/2008                   15,303         17,854          13,166

--------------------------------------------------------------------------------

ISI STRATEGY FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         Cumulative Total Returns (With Load)                        Average Annual Total Returns
Periods Ended                                                   Since                                                      Since
April 30, 2008  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)  6 Month  1 Year  3 Years  5 Years  10 Years  Inception(2)
-----------------------------------------------------------------------------------------------------------------------------------
ISI Strategy
  Fund          -10.49%  -5.62%   23.47%   52.24%    53.03%     71.56%     -10.49%   -5.62%   7.28%     8.77%    4.35%      5.21%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Jones
  Wilshire 5000
  (Full Cap)
  Index(3)       -9.88%  -4.75%   29.65%   74.89%    78.54%    148.71%      -9.88%   -4.75%   9.04%    11.83%    5.97%      8.99%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Price
  Index(4)        2.07%   3.51%    9.95%   16.41%    31.66%    178.94%       2.07%    3.51%   3.21%     3.08%    2.79%     10.18%
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Flexible
  Portfolio
  Funds
  Average(5)     -4.92%  -0.23%   25.45%   54.58%    63.35%     84.39%      -4.92%   -0.23%   7.85%     9.10%    5.03%      5.95%
-----------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge.

(2) The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

(3) The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(4)   The Consumer Price Index is a widely used measure of inflation.

(5) Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investment across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs for certain share classes, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

ACTUAL EXPENSES - "Actual Return" in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - "Hypothetical Returns" in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, "Hypothetical Returns" in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND

                                                    BEGINNING           ENDING
                                                   ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID     ANNUALIZED
                                                 NOVEMBER 1, 2007   APRIL 30, 2008    DURING PERIOD(1)     EXPENSE
-------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return....................      $1,000.00         $1,042.60           $3.97            0.78%
Based on Hypothetical 5% Return................      $1,000.00         $1,020.98           $3.92            0.78%
-------------------------------------------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND
                                                    BEGINNING           ENDING
                                                   ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID     ANNUALIZED
                                                 NOVEMBER 1, 2007   APRIL 30, 2008    DURING PERIOD(1)     EXPENSE
-------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return....................      $1,000.00         $1,023.90           $4.81            0.96%
Based on Hypothetical 5% Return................      $1,000.00         $1,020.11           $4.80            0.96%
-------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND CLASS A
                                                    BEGINNING           ENDING
                                                   ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID     ANNUALIZED
                                                 NOVEMBER 1, 2007   APRIL 30, 2008    DURING PERIOD(1)     EXPENSE
-------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return....................      $1,000.00         $1,045.40           $5.82            1.15%
Based on Hypothetical 5% Return................      $1,000.00         $1,019.17           $5.75            1.15%
-------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND CLASS C
                                                    BEGINNING           ENDING
                                                   ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID     ANNUALIZED
                                                 NOVEMBER 1, 2007   APRIL 30, 2008    DURING PERIOD(1)     EXPENSE
-------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return....................      $1,000.00         $1,042.20           $8.97            1.77%
Based on Hypothetical 5% Return................      $1,000.00         $1,016.08           $8.85            1.77%
-------------------------------------------------------------------------------------------------------------------

ISI STRATEGY FUND
                                                    BEGINNING           ENDING
                                                   ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID     ANNUALIZED
                                                 NOVEMBER 1, 2007   APRIL 30, 2008    DURING PERIOD(1)     EXPENSE
-------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return....................      $1,000.00         $  922.90           $4.72            0.99%
Based on Hypothetical 5% Return................      $1,000.00         $1,019.95           $4.96            0.99%
-------------------------------------------------------------------------------------------------------------------

(1) Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 to reflect the half-year period.

--------------------------------------------------------------------------------

ISI FUNDS (UNAUDITED)

--------------------------------------------------------------------------------

PORTFOLIO PROFILES (AS A % OF NET ASSETS)                         APRIL 30, 2008

TOTAL RETURN US TREASURY FUND

US Treasury Obligations                          97.75%
Repurchase Agreements                             1.04%
Other Assets and Liabilities                      1.21%
                                                -------
                                                100.00%

MANAGED MUNICIPAL FUND

Aaa*                                             75.38%
Aa*                                              19.59%
US Treasury Obligations                           1.99%
Repurchase Agreements                             2.09%
Other Assets and Liabilities                      0.95%
                                                -------
                                                100.00%
*     Ratings are from Moody's Investors, Inc.

NORTH AMERICAN GOVERNMENT BOND FUND

Canadian Securities                              12.75%
Mexican Securities                               12.69%
US Treasury Securities                           67.92%
Repurchase Agreements                             6.48%
Other Assets and Liabilities                      0.16%
                                                -------
                                                100.00%

ISI STRATEGY FUND

Consumer Discretionary                            5.10%
Consumer Staples                                  6.79%
Energy                                           11.58%
Financials                                       12.33%
Health Care                                      10.18%
Industrials                                      10.82%
Information Technology                           12.79%
Materials                                         4.72%
Telecommunications Services                       3.26%
Utilities                                         0.70%
US Treasury Obligations                          21.53%
Repurchase Agreements                             0.26%
Other Assets and Liabilities                     -0.06%
                                                -------
                                                100.00%

--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)

                                    INTEREST      MATURITY     PRINCIPAL        MARKET
SECURITY                              RATE          DATE         AMOUNT          VALUE
----------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 97.75%
  US Treasury Bill                   3.350%(1)    05/29/08   $10,500,000    $ 10,490,770
  US Treasury Bond                   7.625%       02/15/25    11,500,000      15,808,912
  US Treasury Bond                   6.000%       02/15/26    11,500,000      13,588,872
  US Treasury Bond                   6.375%       08/15/27    16,000,000      19,860,016
  US Treasury Bond                   5.000%       05/15/37     5,000,000       5,420,315
  US Treasury Note                   5.625%       05/15/08    15,000,000      15,023,430
  US Treasury Note                   4.125%       08/15/08     4,000,000       4,031,252
  US Treasury Note                   4.875%       10/31/08     8,800,000       8,941,627
  US Treasury Note                   5.500%       05/15/09    25,000,000      25,919,925
                                                                            ------------

TOTAL US TREASURY OBLIGATIONS
  (COST $119,087,588) ..................................................    $119,085,119
                                                                            ------------

REPURCHASE AGREEMENT - 1.04%
  JPMORGAN CHASE, N.A.
      $1,264,000, Dated 04/30/08, 1.750%, principal and interest in the amount of $1,264,061 due 05/1/08, collaterized by US
      Treasury Inflation Bond, par value of $975,000, due 01/15/12,
      with a value of $1,290,206 (Cost $1,264,000) .....................    $  1,264,000
                                                                            ------------

TOTAL INVESTMENTS - 98.79%
  (COST $120,351,588)*                                                      $120,349,119

OTHER ASSESTS IN EXCESS OF LIABILITIES - 1.21%..........................       1,476,398
                                                                            ------------
NET ASSETS - 100.00%....................................................    $121,825,517
                                                                            ============

(1)   Annualized yield at time of purchase, not a coupon rate.

* Cost for Federal income tax purpose is $120,351,588 and net unrealized appreciation (depreciation) on a tax basis consists of:
            Gross Unrealized Appreciation................     $  535,180
            Gross Unrealized Depreciation................        537,649
                                                              ----------
            Net Unrealized Depreciation..................     $   (2,469)
                                                              ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)

                                                                                      RATINGS
                                                    INTEREST        MATURITY         (MOODY'S/       PRINCIPAL           MARKET
SECURITY                                              RATE            DATE             S&P)1           AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.97%
GENERAL OBLIGATIONS - 60.94%
Alexandria, VA, Capital Improvements ............     4.250%         06/15/21         Aaa/AAA        $3,300,000      $  3,330,888
Arlington County, VA,
  State Aid Withholding .........................     5.000%         10/01/14         Aaa/AAA         1,080,000         1,101,524
Arlington County, VA,
  State Aid Withholding .........................     4.500%         01/15/28         Aaa/AAA         2,000,000         2,004,080
Cary, NC ........................................     5.000%         03/01/18         Aaa/AAA         2,000,000         2,108,960
Dallas, TX ......................................     4.000%         02/15/16         Aa1/AA+         2,450,000         2,490,695
Delaware State, Series A ........................     4.200%         01/01/20         Aaa/AAA         1,675,000         1,688,182
Du Page County, IL, Jail Project ................     5.600%         01/01/21         Aaa/AAA         1,600,000         1,757,232
Florida State, Board of Education,
  Public Education, Series I ....................     4.125%         06/01/21         Aa1/AAA         3,000,000         2,979,210
Georgia State, Series G .........................     4.125%         10/01/23         Aaa/AAA         2,000,000         1,971,880
Henrico County, VA,
  Public Improvement ............................     4.250%         07/15/24         Aaa/AAA         2,830,000         2,813,445
Maryland State, Capital
  Improvements, Series A ........................     4.000%         02/15/20         Aaa/AAA         4,000,000         4,020,880
Mecklenburg County, NC, Public
  Improvements, Series A ........................     4.000%         02/01/20         Aaa/AAA         3,000,000         3,011,940
Minnesota State .................................     5.500%         06/01/18         Aa1/AAA         2,000,000         2,090,620
Missouri State, Fourth State
  Building, Series A ............................     4.125%         10/01/19         Aaa/AAA         2,000,000         2,020,880
Montgomery County, MD, Public
  Improvements, Series A ........................     4.000%         05/01/21         Aaa/AAA         2,450,000         2,446,791
Salt Lake City, UT, School District,
  School Board Guaranty, Series A ...............     4.500%         03/01/20         Aaa/AAA         2,240,000         2,294,432
South Carolina State, Highway, Series B .........     5.000%         04/01/19         Aaa/AA+         1,000,000         1,046,460
Virginia State, Series B ........................     4.250%         06/01/26         Aaa/AAA         2,500,000         2,453,475
Washington, MD, Suburban Sanitation
  District, Water Supply ........................     4.250%         06/01/26         Aaa/AAA         2,500,000         2,450,425
Washington State, Series F ......................     4.500%         07/01/27         Aa1/AA+         2,500,000         2,483,975
                                                                                                                     ------------
                                                                                                                     $ 46,565,974
                                                                                                                     ------------
OTHER REVENUE - 7.22%
Fairfax County, VA, Water
  Authority Water Revenue .......................     4.500%         04/01/27         Aaa/AAA         2,500,000         2,505,375
Texas, Water Development Board
  Revenue, State Revolving Fund -
  Senior Lien, Series A .........................     4.750%         07/15/20         Aaa/AAA         3,000,000         3,007,110
                                                                                                                     ------------
                                                                                                                     $  5,512,485
                                                                                                                     ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

                                                                                      RATINGS
                                                     INTEREST        MATURITY        (MOODY'S/       PRINCIPAL         MARKET
SECURITY                                               RATE            DATE            S&P)1           AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.97% (CONTINUED)
PREREFUNDED ISSUES - 26.81%
Arlington County, VA, 10/01/08 @ 101,
  State Aid Withholding .........................     5.000%         10/01/14         Aaa/AAA        $  920,000      $    940,433
Charlotte, NC, Water & Sewer
  System Revenue, 06/01/09 @ 101 ................     5.250%         06/01/24         Aa1/AAA         1,600,000         1,669,184
Chesterfield County, VA,
  01/15/10 @ 100 ................................     5.625%         01/15/14         Aaa/AAA         1,350,000         1,424,020
Chesterfield County, VA,
  01/15/11 @ 100 ................................     5.000%         01/15/20         Aaa/AAA         1,000,000         1,062,250
Florida State, Board of Education,
  Public Education Capital Outlay,
  Series A, 06/01/10 @ 101 ......................     5.125%         06/01/21         Aaa/AAA         1,000,000         1,064,720
Georgia State, Series D, Refundable
  Balance, 10/01/10 @ 100 .......................     5.000%         10/01/17         Aaa/AAA           390,000           413,548
Guilford County, NC, Series B,
  10/01/10 @ 102 ................................     5.250%         10/01/16         Aa1/AAA         3,000,000         3,253,050
Gwinnett County, GA, Water &
  Sewer Authority, 08/01/12 @ 100 ...............     5.250%         08/01/24         Aaa/AAA         1,500,000         1,638,435
Missouri State, Fourth State
  Building, Series A, 06/01/08 @ 100 ............     5.000%         06/01/23         Aaa/AAA         2,000,000         2,005,060
North Carolina State, Public
  School Building, 04/01/09 @ 102 ...............     4.600%         04/01/17         Aaa/AAA         5,000,000         5,211,500
South Carolina State, State
  Institutional, Series A, 03/01/10 @ 101 .......     5.300%         03/01/17         Aaa/AA+         1,700,000         1,805,672
                                                                                                                     ------------
                                                                                                                     $ 20,487,872
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS
  (COST $70,311,039)   .........................................................................................     $ 72,566,331
                                                                                                                     ------------
US TREASURY NOTES - 1.99%
US Treasury Note
  (Cost $1,518,346)..............................     4.625%         09/30/08                        $1,500,000      $  1,518,867
                                                                                                                     ------------
REPURCHASE AGREEMENT - 2.09%
  JPMORGAN CHASE, N.A.
      $1,598,000, Dated 04/30/08, 1.750%, principal and interest in the amount of $1,598,078 due 05/01/08, collaterized by US Treasury Inflation Bond, par value of $1,235,000,
      due 01/15/12, with a value of $1,634,261 (Cost $1,598,000) ...............................................     $  1,598,000
                                                                                                                     ------------

TOTAL INVESTMENTS - 99.05%
  (COST $73,427,385)*...........................................................................................     $ 75,683,198

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.95%...................................................................          723,546
                                                                                                                     ------------
NET ASSETS - 100.00%............................................................................................     $ 76,406,744
                                                                                                                     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
(1)   Moody's Municipal Bond Ratings:
            Aaa   Judged to be of the best quality
            Aa    Judged to be of high  quality  by all  standards.  Issues  are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

      S & P Municipal Bond Ratings:
            AAA   Of the highest quality
            AA    The second  strongest  capacity for payment of debt  services.
                  Those  issues   determined   to  possess  very  strong  safety
                  characteristics are denoted with a plus (+) sign.

      Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

* Cost for Federal income tax purpose is $73,427,385 and net unrealized appreciation (depreciation) on a tax basis consists of:
            Gross Unrealized Appreciation................     $  2,352,932
            Gross Unrealized Depreciation................          (97,119)
                                                              ------------
            Net Unrealized Appreciation..................     $  2,255,813
                                                              ============

--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)

                                         INTEREST       MATURITY           PRINCIPAL         MARKET
SECURITY                                   RATE           DATE             AMOUNT(1)          VALUE
-------------------------------------------------------------------------------------------------------
CANADIAN SECURITIES - 12.75%
  Canadian Government Bond                3.750%        06/01/12      CAD   7,500,000      $  7,637,027
  Canadian Government Bond                4.000%        06/01/17           12,500,000        12,750,720
                                                                                           ------------
TOTAL CANADIAN SECURITIES
  (COST $19,991,512) ................................................................      $ 20,387,747
                                                                                           ------------

MEXICAN SECURITIES - 12.69%
  Mexican Bono(2)                         8.000%        12/24/08      MXP  47,062,400         4,497,688
  Mexican Bono(2)                         9.000%        12/22/11           80,322,900         7,950,886
  Mexican Bono(2)                         9.000%        12/20/12           31,782,400         3,160,120
  Mexican Bono(2)                         8.000%        12/17/15           49,017,000         4,689,860
                                                                                           ------------
TOTAL MEXICAN SECURITIES
  (COST $19,376,964).................................................................      $ 20,298,554
                                                                                           ------------
US TREASURY OBLIGATIONS - 67.92%
  US Treasury Bond                        7.625%        02/15/25          $10,100,000        13,884,349
  US Treasury Bond                        6.000%        02/15/26            2,000,000         2,363,282
  US Treasury Bond                        6.375%        08/15/27            9,600,000        11,916,010
  US Treasury Bond                        5.000%        05/15/37            8,000,000         8,672,504
  US Treasury Note                        5.625%        05/15/08           15,650,000        15,674,445
  US Treasury Note                        3.250%        08/15/08            5,500,000         5,530,509
  US Treasury Note                        4.125%        08/15/08           10,000,000        10,078,130
  US Treasury Note                        3.125%        09/15/08            2,000,000         2,012,344
  US Treasury Note                        4.625%        09/30/08            1,400,000         1,418,047
  US Treasury Note                        4.875%        10/31/08           12,500,000        12,701,175
  US Treasury Note                        5.000%        02/15/11           12,500,000        13,384,775
  US Treasury Note                        4.125%        05/15/15           10,500,000        10,981,530
                                                                                           ------------
TOTAL US TREASURY OBLIGATIONS
  (COST $107,941,167)................................................................      $108,617,100
                                                                                           ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

                                                                      MARKET
SECURITY                                                               VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.48%
  JPMORGAN CHASE, N.A.
      $10,365,000, Dated 04/30/08, 1.750%, principal and
      interest in the amount of $10,365,504 due 05/01/08,
      collaterized by US Treasury Inflation Bond, par value
      of $7,990,000, due 01/15/28, with a value of
      $10,573,074 (Cost $10,365,000)..........................     $ 10,365,000
                                                                   ------------

TOTAL INVESTMENTS - 99.84%
  (COST $157,674,643)* .......................................     $159,668,401

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%.................          253,595
                                                                   ------------
NET ASSETS - 100.00% .........................................     $159,921,996
                                                                   ============

--------------------------------------------------------------------------------
CAD   Canadian dollar

MXP   Mexican peso

(1)   Principal Amount is shown in US dollar unless otherwise noted.

(2) Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

* Cost for Federal income tax purpose is $157,668,329 and net unrealized appreciation (depreciation) on a tax basis consists of:
            Gross Unrealized Appreciation................     $ 2,225,574
            Gross Unrealized Depreciation................        (225,502)
                                                              -----------
            Net Unrealized Appreciation..................     $ 2,000,072
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 78.27%

CONSUMER DISCRETIONARY - 5.10%
Amazon.com, Inc.*                                         1,000    $     78,630
Bed Bath & Beyond, Inc.*                                    200           6,500
Best Buy Co., Inc.                                          456          19,617
Burger King Holdings, Inc.                                5,000         139,500
Charter Communications, Inc.*                            19,000          20,330
DIRECTV Group, Inc. (The)*                               10,000         246,400
DreamWorks Animation SKG, Inc.*                           3,439          96,154
drugstore.com, Inc.*                                      5,000          11,850
Eastman Kodak Co.                                         5,000          89,450
Expedia, Inc.*                                            2,543          64,236
Gemstar-TV Guide International, Inc.*                    15,000          60,450
Genuine Parts Co.                                         1,450          61,567
Getty Images, Inc.*                                      10,000         326,500
Harman International Industries, Inc.                       600          24,522
IAC/InterActiveCorp*                                      9,600         199,776
Interpublic Group of Cos., Inc.*                          1,900          17,195
Johnson Controls, Inc.                                    7,560         266,566
Liberty Media Corp. - Entertainment - Series A*           1,516          39,340
Marvel Entertainment, Inc.*                               5,000         143,450
McDonald's Corp.                                         10,000         595,800
McGraw-Hill Cos., Inc.                                      600          24,594
New York Times Co. - Class A                             10,000         195,000
Newell Rubbermaid, Inc.                                   5,000         102,650
News Corp. - Class A                                        604          10,812
NexCen Brands, Inc.*                                      5,000          15,300
Office Depot, Inc.*                                         100           1,268
Sally Beauty Holdings, Inc.*                             15,000          90,900
Sears Holdings Corp.*                                     6,200         611,382
Stamps.com, Inc.*                                         5,000          68,550
Syntax-Brillian Corp.*                                    5,000           6,100
Target Corp.                                              1,198          63,650
Walt Disney Co. (The)                                     5,000         162,150
Whirlpool Corp.                                             600          43,668
                                                                   ------------
                                                                      3,903,857
                                                                   ------------

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 6.79%
Altria Group, Inc.                                       12,171    $    243,420
Avon Products, Inc.                                       5,000         195,100
Bunge Ltd.                                                4,276         487,849
Coca-Cola Co.                                             5,000         294,350
Costco Wholesale Corp.                                    2,860         203,775
General Mills, Inc.                                       5,000         302,000
Hansen Natural Corp.*                                     5,000         176,950
Hershey Co. (The)                                         5,000         186,900
Hormel Foods Corp.                                       10,000         394,100
McCormick & Co. - Non-Voting Shares                       5,000         188,950
Pepsico, Inc.                                             1,284          87,993
Philip Morris International, Inc.*                       12,171         621,086
Procter & Gamble Co.                                     10,644         713,680
Reynolds America (The), Inc.                              5,000         269,250
Sara Lee Corp.                                              300           4,353
Wal-Mart Stores, Inc.                                    14,266         827,143
                                                                   ------------
                                                                      5,196,899
                                                                   ------------
ENERGY - 11.58%
Chevron Corp.                                             9,328         896,887
ConocoPhillips                                            8,650         745,198
Exterran Holdings, Inc.*                                  1,000          66,790
Exxon Mobil Corp.                                        26,424       2,459,282
Halliburton Co.                                           5,000         229,550
Hess Corp.                                                3,439         365,222
Kinder Morgan Management, LLC*                            5,177         282,136
Marathon Oil Corp.                                        9,000         410,130
Mariner Energy, Inc.*                                        94           2,591
National Oilwell Varco, Inc.*                             5,000         342,250
Newfield Exploration Co.*                                 5,000         303,800
Plains Exploration & Production Co.*                     10,000         622,800
Superior Energy Services, Inc.*                          10,000         443,800
Transocean, Inc.*                                         4,757         701,467
Williams Cos., Inc.                                      28,100         997,550
                                                                   ------------
                                                                      8,869,453
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 78.27% (CONTINUED)

FINANCIALS - 12.33%
Aon Corp.                                                17,000    $    771,630
Bank of New York Mellon Corp. (The)                         842          36,652
BGC Partners, Inc.*                                       1,544          14,884
Blackrock, Inc. - Class A                                 2,240         452,010
Boston Properties, Inc.                                   5,100         512,499
Charles Schwab Corp.                                     14,100         304,560
Citigroup, Inc.                                          12,702         320,980
CME Group, Inc.                                             800         365,960
Cullen/Frost Bankers, Inc.                                5,000         279,100
Discover Financial Services, LLC                          6,240         113,630
E*TRADE Financial Corp.*                                  5,600          22,288
First Niagara Financial Group, Inc.                       5,000          72,150
Goldman Sachs Group, Inc.                                 5,000         956,850
Knight Capital Group, Inc.*                               5,000          93,550
Lehman Brothers Holdings, Inc.                           10,800         477,792
Liberty Media Corp. - Capital - Series A*                   379           5,825
Loews Corp.                                              13,000         547,430
Marsh & McLennan Cos., Inc.                              26,363         727,355
Merrill Lynch & Co.                                       6,120         304,960
MetLife, Inc.                                            10,000         608,500
Moody's Corp.                                             6,974         257,759
PMI Group, Inc.                                           1,200           6,756
ProLogis                                                  5,000         313,050
Prudential Financial, Inc.                                5,000         378,550
Public Storage, Inc.                                      5,186         470,370
Radian Group, Inc.                                          200           1,080
Regions Financial Corp.                                     546          11,968
SEI Investments Co.                                       6,400         148,928
State Street Corp.                                        5,300         382,342
SWS Group, Inc.                                           5,000          65,600
Torchmark Corp.                                             200          12,948
Toronto-Dominion Bank                                     1,880         123,572
Travelers Cos., Inc. (The)                                  100           5,040

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIALS - 12.33% (CONTINUED)
U.S. Bancorp                                              2,473    $     83,810
UnionBanCal Corp.                                         3,582         188,091
Zions Bancorp.                                              100           4,635
                                                                   ------------
                                                                      9,443,104
                                                                   ------------

HEALTH CARE - 10.18%
Abbott Laboratories                                       4,335         228,671
Aetna, Inc.                                               5,400         235,440
Allergan, Inc.                                              420          23,675
AmerisourceBergen Corp.                                  10,000         405,500
Amgen, Inc.*                                              7,300         305,651
Baxter International, Inc.                                  500          31,160
Beckman Coulter, Inc.                                       100           6,830
Bristol-Myers Squibb Co.                                  2,247          49,367
CIGNA Corp.                                               8,046         343,645
Covance, Inc.*                                            5,000         418,950
Eli Lilly & Co.                                           2,396         115,343
Express Scripts, Inc.*                                    5,000         350,100
Forest Laboratories, Inc.*                               10,000         347,100
Genentech, Inc.*                                          6,324         431,297
Genzyme Corp.*                                            5,000         351,750
Health Net, Inc.*                                        10,000         292,900
Invitrogen Corp.*                                         5,000         467,850
Javelin Pharmaceuticals, Inc.*                            5,000          13,200
Johnson & Johnson                                        12,606         845,737
Landauer, Inc.                                              700          37,275
McKesson Corp.                                            4,700         244,964
Medtronic, Inc.                                           2,670         129,976
PerkinElmer, Inc.                                         1,000          26,560
Pfizer, Inc.                                             56,763       1,141,504
Schering-Plough Corp.                                     4,500          82,845
Sepracor, Inc.*                                           5,000         107,750
Sirona Dental Systems, Inc.*                              5,000         133,850
UnitedHealth Group, Inc.                                  6,548         213,661
WellPoint, Inc.*                                          5,000         248,750
Wyeth                                                     3,630         161,426
                                                                   ------------
                                                                      7,792,727
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 78.27% (CONTINUED)

INDUSTRIALS - 10.82%
3M Co.                                                    2,400    $    184,560
AGCO Corp.*                                               5,800         348,754
Burlington Northern Santa Fe Corp.                        5,000         512,750
Copart, Inc.*                                             5,000         204,350
CSX Corp.                                                 5,000         314,750
FedEx Corp.                                               5,000         479,350
Flow International Corp.*                                 5,000          50,150
General Electric Co.                                     25,234         825,152
Goodrich Corp.                                            1,100          74,965
Herman Miller, Inc.                                       5,000         116,650
Honeywell International, Inc.                             3,500         207,900
Illinois Tool Works, Inc.                                 1,138          59,506
Joy Global, Inc.                                          5,000         371,250
Kansas City Southern*                                     5,000         225,400
Layne Christensen Co.*                                    5,000         213,350
Manitowoc Co., Inc.                                      14,000         529,480
Northrop Grumman Corp.                                   10,000         735,700
Rockwell Automation, Inc.                                 3,439         186,497
Ryder Systems, Inc.                                       5,000         342,350
Spirit AeroSystems Holdings, Inc.*                       15,000         437,550
Textron, Inc.                                             9,600         585,696
Timken Co.                                                9,300         336,195
Union Pacific Corp.                                       5,000         725,950
United Technologies Corp.                                 3,000         217,410
                                                                   ------------
                                                                      8,285,665
                                                                   ------------
INFORMATION TECHNOLOGY - 12.79%
Agilent Technologies, Inc.*                               5,105         154,222
Akamai Technologies, Inc.*                                5,000         178,850
Apple, Inc.*                                              5,848       1,017,259
Broadcom Corp. - Class A*                                 6,950         180,422
Cisco Systems, Inc.*                                     40,857       1,047,573
Computer Sciences Corp.*                                 10,000         435,900
eBay, Inc.*                                               2,840          88,864
Electronic Arts, Inc.*                                   10,000         514,700
Entegris, Inc.*                                           1,444          10,888
Fidelity National Information Services, Inc.                279          10,061

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 12.79% (CONTINUED)
Google, Inc.*                                             2,200    $  1,263,438
Heartland Payment Systems, Inc.                           3,000          65,700
Hewitt Associates, Inc. - Class A*                        2,940         120,540
Hewlett-Packard Co.                                      10,000         463,500
Integrated Device Technology, Inc.*                      10,000         106,900
Intel Corp.                                               3,674          81,783
International Business Machines Corp.                    13,422       1,620,035
International Rectifier Corp.*                            1,000          22,760
Juniper Networks, Inc.*                                   1,795          49,578
LSI Logic Corp.*                                         15,000          93,000
MEMC Electronic Materials, Inc.*                          5,000         314,850
Microsoft Corp.                                          30,146         859,764
MIPS Technologies, Inc.*                                  3,000          13,620
Move, Inc.*                                              20,000          63,000
NCR Corp.*                                               10,000         246,300
Skyworks Solutions, Inc.*                                 7,900          68,651
Sun Microsystems, Inc.*                                   2,190          34,295
Symyx Technologies, Inc.*                                 5,000          37,550
Synopsys, Inc.*                                             630          14,559
Teradata Corp.*                                          10,000         212,900
Teradyne, Inc.*                                           5,000          66,450
Texas Instruments, Inc.                                  10,000         291,600
Volterra Semiconductor Corp.*                             3,000          45,180
                                                                   ------------
                                                                      9,794,692
                                                                   ------------
MATERIALS - 4.72%
AK Steel Holding Corp.                                   30,448       1,911,525
Ashland, Inc.                                             5,000         265,100
FMC Corp.                                                 2,700         169,506
International Flavors & Fragrance, Inc.                  11,500         524,515
Newmont Mining Corp.                                      5,000         221,050
Owens-Illinois, Inc.*                                     9,500         523,925
                                                                   ------------
                                                                      3,615,621
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

                                                                       MARKET
SECURITY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 78.27% (CONTINUED)

TELECOMMUNICATIONS SERVICES - 3.26%
Alaska Communications Systems Group, Inc.                 2,449    $     27,380
AT&T, Inc.                                               21,439         829,904
Fairpoint Communications, Inc.                              771           7,102
FiberTower Corp.*                                         5,000           7,600
Qwest Communications International, Inc.                  9,900          51,084
Verizon Communications, Inc.                             40,888       1,573,370
                                                                   ------------
                                                                      2,496,440
                                                                   ------------
UTILITIES - 0.70%
Allegheny Energy, Inc.                                    7,200         387,360
Energen Corp.                                             2,100         143,304
                                                                   ------------
                                                                        530,664
                                                                   ------------
TOTAL COMMON STOCKS
   (COST $50,861,586)                                              $ 59,929,122
                                                                   ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2008 (UNAUDITED)

                                         INTEREST     MATURITY     PRINCIPAL        MARKET
SECURITY                                   RATE         DATE         AMOUNT          VALUE
---------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 21.53%
US Treasury Bill                          4.030%(1)    05/01/08   $ 2,500,000    $  2,500,000
US Treasury Bond                          6.000%       02/15/26     1,000,000       1,181,641
US Treasury Bond                          6.750%       08/15/26     3,050,000       3,904,717
US Treasury Bond                          6.375%       08/15/27       200,000         248,250
US Treasury Bond                          5.000%       05/15/37       500,000         542,032
US Treasury Note                          4.125%       08/15/08     4,500,000       4,535,158
US Treasury Note                          4.625%       09/30/08     1,100,000       1,114,180
US Treasury Note                          4.875%       10/31/08     1,400,000       1,422,532
US Treasury Note                          3.875%       10/31/12     1,000,000       1,037,501
                                                                                 ------------

TOTAL US TREASURY OBLIGATIONS
  (COST $16,055,570).........................................................    $ 16,486,011
                                                                                 ------------

REPURCHASE AGREEMENT - 0.26%
     JPMORGAN CHASE, N.A.
         $197,000, Dated 04/30/08, 1.750%, principal and interest in the amount of $197,010 due 05/01/08, collaterized by US Treasury
         Inflation Bond, par value of $155,000, due 01/15/12, with a
         value of $205,110 (Cost $197,000) ..................................    $    197,000
                                                                                 ------------

TOTAL INVESTMENTS - 100.06%
  (COST $67,114,156)**.......................................................    $ 76,612,133

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)..............................         (44,026)
                                                                                 ------------
NET ASSETS - 100.00%.........................................................    $ 76,568,107
                                                                                 ============


(1)   Annualized yield at time of purchase, not a coupon rate.

*     Non-income producing

** Cost for Federal income tax purpose is $67,210,342 and net unrealized appreciation (depreciation) on a tax basis consists of:
            Gross Unrealized Appreciation................     $ 13,463,537
            Gross Unrealized Depreciation................       (4,061,746)
                                                              ------------
            Net Unrealized Appreciation..................     $  9,401,791
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                  APRIL 30, 2008 (UNAUDITED)

                                                       TOTAL RETURN          MANAGED
                                                        US TREASURY         MUNICIPAL
                                                           FUND               FUND
---------------------------------------------------------------------------------------
ASSETS
    Investments in securities:
        At acquisition cost ......................    $  120,351,588     $   73,427,385
                                                      ==============     ==============
        At value (Note 1) ........................    $  120,349,119     $   75,683,198
    Cash .........................................               814                108
    Dividends and interest receivable ............         1,715,224            841,784
    Receivable for capital shares sold ...........             1,162             35,153
    Other assets .................................            24,786             26,460
                                                      --------------     --------------
        TOTAL ASSETS .............................       122,091,105         76,586,703
                                                      --------------     --------------
LIABILITIES
    Distributions payable ........................           120,492            105,416
    Payable for capital shares redeemed ..........            62,685              9,500
    Accrued investment advisory fees (Note 3) ....            28,275             24,871
    Accrued distribution expenses (Note 3) .......            26,764             15,544
    Accrued administration fees (Note 3) .........            11,700              7,200
    Accrued transfer agent fees (Note 3) .........             3,000              1,000
    Other accrued expenses .......................            12,672             16,428
                                                      --------------     --------------
        TOTAL LIABILITIES ........................           265,588            179,959
                                                      --------------     --------------

NET ASSETS .......................................    $  121,825,517     $   76,406,744
                                                      ==============     ==============
NET ASSETS CONSIST OF:
    Paid-in capital ..............................    $  122,154,623     $   73,897,840
    Undistributed (distributions in excess of) net
        investment income ........................          (547,443)           151,318
    Accumulated net realized gains
        from security transactions ...............           220,806            101,773
    Net unrealized appreciation (depreciation)
        on investments ...........................            (2,469)         2,255,813
                                                      --------------     --------------
Net assets .......................................    $  121,825,517     $   76,406,744
                                                      ==============     ==============

Shares of capital stock outstanding of $0.001 par
    value ISI Shares (115,000,000 and 55,000,000
    shares authorized, respectively) .............        12,517,510          7,244,423
                                                      ==============     ==============

Net asset value per share ........................    $         9.73     $        10.55
                                                      ==============     ==============

Maximum offering price value per share
    (100/97) x Net asset value per share .........    $        10.03     $        10.88
                                                      ==============     ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                  APRIL 30, 2008 (UNAUDITED)

                                                           NORTH AMERICAN          ISI
                                                          GOVERNMENT BOND        STRATEGY
                                                                FUND               FUND
--------------------------------------------------------------------------------------------
ASSETS
    Investments in securities:
        At acquisition cost ...........................    $  157,674,643     $   67,114,156
                                                           ==============     ==============
        At value (Note 1) .............................    $  159,668,401     $   76,612,133
    Cash ..............................................               706                473
    Dividends and interest receivable .................         2,222,328            160,827
    Receivable for capital shares sold ................           132,000             76,945
    Other assets ......................................            45,700             22,664
                                                           --------------     --------------
        TOTAL ASSETS ..................................       162,069,135         76,873,042
                                                           --------------     --------------
LIABILITIES
    Distributions payable .............................           283,754                 --
    Payable for securities purchased ..................         1,464,277                 --
    Payable for capital shares redeemed ...............           196,697            240,392
    Accrued investment advisory fees (Note 3) .........            51,330             26,826
    Accrued distribution expenses (Note 3) ............            57,035             15,634
    Accrued shareholder servicing fees (Note 3) .......             4,075                 --
    Accrued administration fees (Note 3) ..............            14,900              7,300
    Accrued transfer agent fees (Note 3) ..............             5,200              2,300
    Other accrued expenses ............................            69,871             12,483
                                                           --------------     --------------
        TOTAL LIABILITIES .............................         2,147,139            304,935
                                                           --------------     --------------

NET ASSETS ............................................    $  159,921,996     $   76,568,107
                                                           ==============     ==============

NET ASSETS CONSIST OF:
    Paid-in capital ...................................    $  158,475,266     $   67,389,038
    Undistributed (distributions in excess of) net
        investment income .............................        (1,665,225)            27,592
    Accumulated net realized gains (losses)
        from security and foreign currency transactions         1,111,883           (346,500)
    Net unrealized appreciation
        on investments and foreign currencies .........         2,000,072          9,497,977
                                                           --------------     --------------
Net assets ............................................    $  159,921,996     $   76,568,107
                                                           ==============     ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)      APRIL 30, 2008 (UNAUDITED)

                                                                NORTH AMERICAN         ISI
                                                               GOVERNMENT BOND       STRATEGY
                                                                     FUND              FUND
------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK
    OUTSTANDING OF $0.001 PAR VALUE
    ISI Class A Shares (50,000,000 shares authorized) ......        18,286,511                --
                                                                ==============    ==============
    ISI Class C Shares (5,000,000 shares authorized) .......         2,513,401                --
                                                                ==============    ==============
    ISI Shares (25,000,000 shares authorized) ..............                --         5,960,549
                                                                ==============    ==============

NET ASSET VALUE PER SHARE
    ISI Class A Shares (based on net assets of $140,621,536)    $         7.69    $           --
                                                                ==============    ==============
    ISI Class C Shares (based on net assets of $19,300,460)     $         7.68    $           --
                                                                ==============    ==============
    ISI Shares .............................................    $           --    $        12.85
                                                                ==============    ==============

MAXIMUM OFFERING PRICE
    VALUE PER SHARE
    (100/97) x Net asset value per share
    ISI Class A Shares .....................................    $         7.93    $           --
                                                                ==============    ==============
    ISI Shares .............................................    $           --    $        13.25
                                                                ==============    ==============

                      See Notes to Financial Statements.

ISI FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS             SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

                                                    TOTAL RETURN      MANAGED
                                                    US TREASURY      MUNICIPAL
                                                        FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest ....................................   $  2,310,867    $  1,644,730
                                                    ------------    ------------

EXPENSES
    Investment advisory fees (Note 3) ...........        162,007         147,973
    Distribution fees (Note 3) ..................        158,689          92,483
    Administration fees (Note 3) ................         72,949          42,973
    Professional fees ...........................         36,619          12,305
    Transfer agent fees (Note 3) ................         18,238           6,035
    Registration fees ...........................         10,234          10,011
    Custodian fees ..............................          9,949           1,664
    Compliance consulting fees (Note 3) .........          8,376           4,325
    Directors' fees and expenses ................          7,823           6,193
    Other expenses ..............................          5,118          29,456
                                                    ------------    ------------
        TOTAL EXPENSES ..........................        490,002         353,418
                                                    ------------    ------------

NET INVESTMENT INCOME ...........................      1,820,865       1,291,312
                                                    ------------    ------------

REALIZED AND UNREALIZED
    GAINS ON INVESTMENTS
    Net realized gains from security transactions        754,275         102,019
    Net change in unrealized appreciation/
        depreciation on investments .............      2,582,551         344,217
                                                    ------------    ------------

NET REALIZED AND UNREALIZED
    GAINS ON INVESTMENTS ........................      3,336,826         446,236
                                                    ------------    ------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS .............................   $  5,157,691    $  1,737,548
                                                    ============    ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS             SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

                                                             NORTH AMERICAN        ISI
                                                            GOVERNMENT BOND      STRATEGY
                                                                  FUND             FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends ............................................    $         --     $    482,646
    Interest .............................................       3,101,626          278,214
                                                              ------------     ------------
        TOTAL INVESTMENT INCOME ..........................       3,101,626          760,860
                                                              ------------     ------------

EXPENSES
    Investment advisory fees (Note 3) ....................         306,331          150,496
    Distribution fees (Note 3):
        ISI Class A Shares ...............................         269,417               --
        ISI Class C Shares ...............................          69,214               --
        ISI Shares .......................................              --           94,060
    Administration fees (Note 3) .........................          88,973           43,706
    Transfer agent fees (Note 3):
        ISI Class A Shares ...............................          27,357               --
        ISI Class C Shares ...............................           3,863               --
        ISI Shares .......................................              --           13,761
    Professional fees ....................................          31,360           20,185
    Shareholder servicing fees (Note 3):
        ISI Class C Shares ...............................          23,071               --
    Registration fees ....................................          20,085           16,599
    Custodian fees .......................................           8,558            7,009
    Directors' fees and expenses .........................           8,808            6,292
    Compliance consulting fees (Note 3) ..................           9,553            2,206
    Other expenses .......................................          67,239           16,617
                                                              ------------     ------------
        TOTAL EXPENSES ...................................         933,829          370,931
                                                              ------------     ------------
NET INVESTMENT INCOME ....................................       2,167,797          389,929
                                                              ------------     ------------

REALIZED AND UNREALIZED
    GAINS (LOSSES) ON INVESTMENTS
    AND FOREIGN CURRENCIES (NOTE 5)
    Net realized gains (losses) from:
        Security transactions ............................       1,292,457         (235,817)
        Foreign currency transactions ....................          99,569               --
    Net change in unrealized appreciation/depreciation on:
        Investments ......................................       3,500,491       (6,440,529)
        Foreign currency translation .....................        (451,001)              --
                                                              ------------     ------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON INVESTMENTS
    AND FOREIGN CURRENCIES ...............................       4,441,516       (6,676,346)
                                                              ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS ......................................    $  6,609,313     $ (6,286,417)
                                                              ============     ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI TOTAL RETURN US TREASURY FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED              YEAR
                                                                APRIL 30,           ENDED
                                                                  2008            OCTOBER 31,
                                                               (UNAUDITED)           2007
----------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ...............................    $    1,820,865     $    4,947,388
    Net realized gains (losses) on
        security transactions ...........................           754,275           (533,469)
    Net change in unrealized appreciation/
        depreciation on investments .....................         2,582,551          1,546,328
                                                             --------------     --------------
Net increase in net assets from operations ..............         5,157,691          5,960,247
                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ..........................        (2,250,582)        (4,897,087)
    From net realized gains from security transactions ..                --            (12,992)
    From return of capital ..............................                --           (104,188)
                                                             --------------     --------------
Decrease in net assets from distributions to shareholders        (2,250,582)        (5,014,267)
                                                             --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold ...........................         3,998,880          6,319,187
    Net asset value of shares issued in reinvestment
        of distributions to shareholders ................         1,531,134          3,348,275
    Payments for shares redeemed ........................       (11,379,683)       (39,629,589)
                                                             --------------     --------------
Net decrease in net assets from
    capital share transactions ..........................        (5,849,669)       (29,962,127)
                                                             --------------     --------------

TOTAL DECREASE IN NET ASSETS ............................        (2,942,560)       (29,016,147)

NET ASSETS
    Beginning of period .................................       124,768,077        153,784,224
                                                             --------------     --------------
    End of period .......................................    $  121,825,517     $  124,768,077
                                                             ==============     ==============
DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME ...............................    $     (547,443)    $     (117,726)
                                                             ==============     ==============
CAPITAL SHARE ACTIVITY
    Sold ................................................           399,018            675,464
    Reinvested ..........................................           156,599            356,856
    Redeemed ............................................        (1,165,864)        (4,234,096)
                                                             --------------     --------------
    Net decrease in shares outstanding ..................          (610,247)        (3,201,776)
    Shares outstanding, beginning of period .............        13,127,757         16,329,533
                                                             --------------     --------------
    Shares outstanding, end of period ...................        12,517,510         13,127,757
                                                             ==============     ==============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI MANAGED MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                                 ENDED            YEAR
                                                               APRIL 30,         ENDED
                                                                 2008          OCTOBER 31,
                                                              (UNAUDITED)         2007
------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ...............................    $  1,291,312     $  2,768,327
    Net realized gains on security transactions .........         102,019          302,012
    Net change in unrealized appreciation/
        depreciation on investments .....................         344,217       (1,359,099)
                                                             ------------     ------------
Net increase in net assets from operations ..............       1,737,548        1,711,240
                                                             ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ..........................      (1,866,005)      (2,444,322)
    From net realized gains from security transactions ..        (302,252)        (720,919)
                                                             ------------     ------------
Decrease in net assets from distributions to shareholders      (2,168,257)      (3,165,241)
                                                             ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold ...........................       6,718,791        3,715,876
    Net asset value of shares issued in reinvestment
        of distributions to shareholders ................       1,178,473        1,836,701
    Payments for shares redeemed ........................      (4,097,754)     (13,940,935)
                                                             ------------     ------------
Net increase (decrease) in net assets from
    capital share transactions ..........................       3,799,510       (8,388,358)
                                                             ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................       3,368,801       (9,842,359)

NET ASSETS
    Beginning of period .................................      73,037,943       82,880,302
                                                             ------------     ------------
    End of period .......................................    $ 76,406,744     $ 73,037,943
                                                             ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................    $    151,318     $    726,011
                                                             ============     ============
CAPITAL SHARE ACTIVITY
    Sold ................................................         633,097          350,339
    Reinvested ..........................................         111,481          172,566
    Redeemed ............................................        (385,409)      (1,310,969)
                                                             ------------     ------------
    Net increase (decrease) in shares outstanding .......         359,169         (788,064)
    Shares outstanding, beginning of period .............       6,885,254        7,673,318
                                                             ------------     ------------
    Shares outstanding, end of period ...................       7,244,423        6,885,254
                                                             ============     ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI NORTH AMERICAN GOVERNMENT BOND FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED              YEAR
                                                                 APRIL 30,           ENDED
                                                                   2008            OCTOBER 31,
                                                                (UNAUDITED)           2007
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ................................    $    2,167,797     $    5,210,288
    Net realized gains on security and
        foreign currency transactions ....................         1,392,026          1,593,508
    Net change in unrealized appreciation/
        depreciation on investments and foreign currencies         3,049,490          2,654,081
                                                              --------------     --------------
Net increase in net assets from operations ...............         6,609,313          9,457,877
                                                              --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
        ISI Class A Shares ...............................        (3,180,011)        (6,373,815)
        ISI Class C Shares ...............................          (380,020)          (652,731)
    From return of capital
        ISI Class A Shares ...............................                --           (156,882)
        ISI Class C Shares ...............................                --            (16,066)
                                                              --------------     --------------
Decrease in net assets from distributions to shareholders         (3,560,031)        (7,199,494)
                                                              --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold
        ISI Class A Shares ...............................        17,777,385         17,184,282
        ISI Class C Shares ...............................         5,634,494          3,349,326
    Net asset value of shares issued in reinvestment
        of distributions to shareholders
        ISI Class A Shares ...............................         1,691,674          3,218,998
        ISI Class C Shares ...............................           250,466            397,242
    Payments for shares redeemed
        ISI Class A Shares ...............................       (13,276,001)       (37,507,806)
        ISI Class C Shares ...............................        (3,801,789)        (2,737,227)
                                                              --------------     --------------
Net increase (decrease) in net assets
    from capital share transactions ......................         8,276,229        (16,095,185)
                                                              --------------     --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................        11,325,511        (13,836,802)

NET ASSETS
    Beginning of period ..................................       148,596,485        162,433,287
                                                              --------------     --------------
    End of period ........................................    $  159,921,996     $  148,596,485
                                                              ==============     ==============
DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME ................................    $   (1,665,225)    $     (272,991)
                                                              ==============     ==============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI NORTH AMERICAN GOVERNMENT BOND FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                SIX MONTHS
                                                                   ENDED              YEAR
                                                                 APRIL 30,           ENDED
                                                                   2008            OCTOBER 31,
                                                                (UNAUDITED)           2007
-----------------------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY
    Sold
        ISI Class A Shares ...............................         2,286,655          2,336,309
        ISI Class C Shares ...............................           731,758            454,890
    Reinvested
        ISI Class A Shares ...............................           219,742            437,899
        ISI Class C Shares ...............................            32,566             54,106
    Redeemed
        ISI Class A Shares ...............................        (1,724,181)        (5,097,813)
        ISI Class C Shares ...............................          (492,458)          (374,116)

    Net increase (decrease) in shares outstanding
        ISI Class A Shares ...............................           782,216         (2,323,605)
        ISI Class C Shares ...............................           271,866            134,880

    Shares outstanding, beginning of period
        ISI Class A Shares ...............................        17,504,295         19,827,900
        ISI Class C Shares ...............................         2,241,535          2,106,655
    Shares outstanding, end of period
        ISI Class A Shares ...............................        18,286,511         17,504,295
        ISI Class C Shares ...............................         2,513,401          2,241,535

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED           YEAR
                                                                APRIL 30,        ENDED
                                                                  2008         OCTOBER 31,
                                                               (UNAUDITED)        2007
------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ...............................    $    389,929     $    913,806
    Net realized gains (losses) on security transactions         (235,817)       4,355,339
    Net change in unrealized appreciation/
        depreciation on investments .....................      (6,440,529)       4,419,629
                                                             ------------     ------------
Net increase (decrease) in net assets from operations ...      (6,286,417)       9,688,774
                                                             ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ..........................        (398,594)        (913,710)
    From net realized gains from security transactions ..      (4,292,358)      (1,880,666)
                                                             ------------     ------------
Decrease in net assets from distributions to shareholders      (4,690,952)      (2,794,376)
                                                             ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold ...........................       9,370,849       11,950,032
    Net asset value of shares issued in reinvestment
        of distributions to shareholders ................       4,166,193        2,410,919
    Payments for shares redeemed ........................      (6,526,812)     (10,158,032)
                                                             ------------     ------------
Net increase in net assets from
    capital share transactions ..........................       7,010,230        4,202,919
                                                             ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................      (3,967,139)      11,097,317

NET ASSETS
    Beginning of period .................................      80,535,246       69,437,929
                                                             ------------     ------------
    End of period .......................................    $ 76,568,107     $ 80,535,246
                                                             ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................    $     27,592     $     36,257
                                                             ============     ============
CAPITAL SHARE ACTIVITY
    Sold ................................................         716,269          850,502
    Reinvested ..........................................         309,288          175,991
    Redeemed ............................................        (497,937)        (723,124)
                                                             ------------     ------------
    Net increase in shares outstanding ..................         527,620          303,369
    Shares outstanding, beginning of period .............       5,432,929        5,129,560
                                                             ------------     ------------
    Shares outstanding, end of period ...................       5,960,549        5,432,929
                                                             ============     ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI TOTAL RETURN US TREASURY FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                            YEARS ENDED OCTOBER 31,
                                             2008        ----------------------------------------------------------------------
                                          (UNAUDITED)       2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ................    $     9.50     $     9.42     $     9.33     $     9.57     $     9.92     $    10.18
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ..............          0.14(a)        0.35(a)        0.32(a)        0.29(a)        0.24(a)        0.23
  Net realized and unrealized gains
    (losses) on investments ..........          0.26           0.08           0.12          (0.16)          0.19           0.01
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .....          0.40           0.43           0.44           0.13           0.43           0.24
                                          ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................         (0.17)         (0.34)         (0.35)         (0.25)         (0.23)         (0.25)
  Distributions from net
    realized gains ...................            --          (0.00)*           --          (0.03)         (0.33)         (0.25)
  Distributions from return of capital            --          (0.01)            --          (0.09)         (0.22)            --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ..................         (0.17)         (0.35)         (0.35)         (0.37)         (0.78)         (0.50)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .....    $     9.73     $     9.50     $     9.42     $     9.33     $     9.57     $     9.92
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (b) .....................         4.26%(c)       4.66%          4.83%          1.38%          4.64%          2.30%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..    $  121,826     $  124,768     $  153,784     $  165,974     $  194,790     $  229,027
                                          ==========     ==========     ==========     ==========     ==========     ==========
Ratio of expenses to
  average net assets .................         0.78%(d)       0.79%          0.76%(e)       0.70%          0.69%          0.67%

Ratio of net investment income
  to average net assets ..............         2.90%(d)       3.68%          3.44%(e)       3.01%          2.56%          2.50%

Portfolio turnover rate ..............           12%(c)         29%            51%            16%            31%           125%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

(e) The October 31, 2006 ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

*     Amount less than $0.005 per share

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI MANAGED MUNICIPAL FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                            YEARS ENDED OCTOBER 31,
                                             2008        ----------------------------------------------------------------------
                                          (UNAUDITED)       2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ................    $    10.61     $    10.80     $    10.68     $    10.91     $    10.89     $    11.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ..............          0.19(a)        0.38(a)        0.39(a)        0.40(a)        0.38(a)        0.40
  Net realized and unrealized gains
    (losses) on investments ..........          0.06          (0.14)          0.10          (0.27)          0.08           0.01
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .....          0.25           0.24           0.49           0.13           0.46           0.41
                                          ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................         (0.27)         (0.34)         (0.34)         (0.36)         (0.44)         (0.47)
  Distributions from
    net realized gains ...............         (0.04)         (0.09)         (0.03)            --             --          (0.05)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ..................         (0.31)         (0.43)         (0.37)         (0.36)         (0.44)         (0.52)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .....    $    10.55     $    10.61     $    10.80     $    10.68     $    10.91     $    10.89
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) ......................         2.39%(c)       2.29%          4.68%          1.19%          4.26%          3.89%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..    $   76,407     $   73,038     $   82,880     $   94,027     $  113,844     $  107,078
                                          ==========     ==========     ==========     ==========     ==========     ==========
Ratio of expenses to
  average net assets .................         0.96%(d)       0.94%          0.91%          0.86%          0.88%          0.89%

Ratio of net investment income
  to average net assets ..............         3.49%(d)       3.57%          3.63%          3.64%          3.53%          3.66%

Portfolio turnover rate ..............            3%(c)          5%             7%             7%            17%            11%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS A

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                            YEARS ENDED OCTOBER 31,
                                             2008        ----------------------------------------------------------------------
                                          (UNAUDITED)       2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ................    $     7.53     $     7.41     $     7.34     $     7.41     $     7.73     $     8.03
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............          0.10(a)        0.26(a)        0.25(a)        0.26(a)        0.24(a)        0.25
  Net realized and unrealized gains
    on investments and foreign
    currencies .......................          0.24           0.22           0.18           0.06           0.03           0.07
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .....          0.34           0.48           0.43           0.32           0.27           0.32
                                          ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................         (0.18)         (0.35)         (0.30)         (0.31)         (0.16)         (0.29)
  Distributions from
    net realized gains ...............            --             --          (0.01)         (0.03)         (0.08)         (0.33)
  Distributions from return of capital            --          (0.01)         (0.05)         (0.05)         (0.35)            --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ..................         (0.18)         (0.36)         (0.36)         (0.39)         (0.59)         (0.62)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .....    $     7.69     $     7.53     $     7.41     $     7.34     $     7.41     $     7.73
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) ......................         4.54%(c)       6.71%          6.04%          4.39%          3.62%          4.14%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..    $  140,622     $  131,748     $  146,854     $  177,101     $  204,266     $  267,756
                                          ==========     ==========     ==========     ==========     ==========     ==========
Ratio of expenses to
  average net assets .................         1.15%(d)       1.11%          1.06%(e)       1.04%          1.05%          1.09%

Ratio of net investment income
  to average net assets ..............         2.90%(d)       3.54%          3.47%(e)       3.55%          3.22%          3.03%

Portfolio turnover rate ..............           28%(c)         49%            53%            66%            47%           152%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

(e) The October 31, 2006 ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS C

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS
                                            ENDED                                                                 MAY 16, 2003(a)
                                          APRIL 30,                       YEARS ENDED OCTOBER 31,                    THROUGH
                                            2008        --------------------------------------------------------    OCTOBER 31,
                                         (UNAUDITED)       2007           2006           2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ................   $     7.52     $     7.40     $     7.33     $     7.40     $     7.72     $     8.20
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ..............         0.08(b)        0.21(b)        0.21(b)        0.21(b)        0.19(b)        0.17
  Net realized and unrealized gains
    (losses) on investments
  and foreign currencies .............         0.24           0.22           0.17           0.06           0.02          (0.38)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .....         0.32           0.43           0.38           0.27           0.21          (0.21)
                                         ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................        (0.16)         (0.30)         (0.25)         (0.26)         (0.14)         (0.21)
  Distributions from
    net realized gains ...............           --             --          (0.01)         (0.03)         (0.08)         (0.06)
  Distributions from
    return of capital ................           --          (0.01)         (0.05)         (0.05)         (0.31)            --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ..................        (0.16)         (0.31)         (0.31)         (0.34)         (0.53)         (0.27)
                                         ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .....   $     7.68     $     7.52     $     7.40     $     7.33     $     7.40     $     7.72
                                         ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(c) ......................        4.22%(d)       6.03%          5.35%          3.73%          2.91%        (2.62)%(d)
                                         ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..   $   19,300     $   16,848     $   15,579     $   15,944     $   18,616     $   13,565
                                         ==========     ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
  average net assets .................        1.77%(e)       1.74%          1.72%          1.69%          1.77%          1.85%(e)(f)

Ratio of net investment income
  to average net assets ..............        2.31%(e)       2.93%          2.81%          2.89%          2.50%          3.32%(e)

Portfolio turnover rate ..............          28%(d)         49%            53%            66%            47%           152%(d)

(a)   Commencement of operations.

(b)   Calculated using the average shares outstanding for the period.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Annualized.

(f) Absent fee waivers by the investment advisor, the annualized ratio of expenses to average net assets would have been 2.12% for the period ended October 31, 2003.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI STRATEGY FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                            YEARS ENDED OCTOBER 31,
                                             2008        ----------------------------------------------------------------------
                                          (UNAUDITED)       2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ................    $    14.82     $    13.54     $    12.12     $    11.21     $    10.50     $     9.08
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ..............          0.07(a)        0.17(a)        0.15(a)        0.16(a)        0.10(a)        0.08
  Net realized and unrealized gains
    (losses) on investments
    and foreign currencies ...........         (1.17)          1.65           1.42           0.91           0.70           1.42
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .....         (1.10)          1.82           1.57           1.07           0.80           1.50
                                          ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................         (0.07)         (0.17)         (0.15)         (0.16)         (0.09)         (0.08)
  Distributions from
    net realized gains ...............         (0.80)         (0.37)            --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ..................         (0.87)         (0.54)         (0.15)         (0.16)         (0.09)         (0.08)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .....    $    12.85     $    14.82     $    13.54     $    12.12     $    11.21     $    10.50
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) ......................        (7.71%)(c)     13.79%         13.01%          9.59%          7.71%         16.47%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..    $   76,568     $   80,535     $   69,438     $   60,205     $   44,920     $   30,262
                                          ==========     ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
  average net assets .................         0.99%(d)       0.96%          0.95%          0.94%          1.12%          1.30%(e)

Ratio of net investment income
  to average net assets ..............         1.04%(d)       1.21%          1.17%          1.33%          0.92%          0.77%

Portfolio turnover rate ..............           17%(c)         62%            41%            30%            66%            60%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

(e) Absent fee waivers by the investment advisor, the annualized ratio of expenses to average net assets would have been 1.79% for the period ended October 31, 2003.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.    ORGANIZATION
      Total Return US Treasury Fund, Inc. ("Total Return"), Managed Municipal Fund, Inc. ("Managed Municipal"), North American Government Bond Fund, Inc. ("North American") and ISI Strategy Fund, Inc. ("Strategy") (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

      Total  Return's  investment  objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

      Total Return, Managed Municipal and Strategy currently offer a single class of shares (ISI Shares) to investors. North American offers ISI Class A Shares and ISI Class C Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year after purchase.

      Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B.    VALUATION OF SECURITIES
      Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the "Board"). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

      If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

      As of April 30, 2008, there were no fair valued securities.

C.    SECURITIES TRANSACTIONS AND INVESTMENT INCOME
      Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.    DISTRIBUTIONS
      Total Return declares dividends daily, and North American declares monthly dividends at fixed rates approved by the Board. These dividends are paid monthly. To the extent that a Fund's net investment income is less than an approved fixed rate, some of its dividends may be designated as a return of shareholder capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.    FEDERAL INCOME TAXES
      Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income taxes have been accrued.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F.    FOREIGN CURRENCY TRANSLATION
      The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

      Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American's books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included with net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net change in unrealized appreciation/depreciation on investments.

G.    FORWARD FOREIGN CURRENCY CONTRACTS
      North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

      North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates. As of April 30, 2008, there were no open forward currency contracts.

H.    REPURCHASE AGREEMENTS
      Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund's claim on the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

I.    ESTIMATES
      In preparing its financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

NOTE  2 - NEW ACCOUNTING PRONOUNCEMENTS

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3 - FEES AND TRANSACTIONS WITH AFFILIATES

      International Strategy & Investment, Inc. ("ISI") is the Funds' investment advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund's average daily net assets.

      ISI contractually agreed to waive its advisory fees and/or reimburse expenses of North American through February 28, 2009 to the extent necessary to limit the expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the six months ended April 30, 2008, ISI did not waive any advisory fees.

      Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in Strategy's portfolio. The Sub-Advisor is paid by ISI, not Strategy.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      ISI Group, Inc. ("ISI Group"), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively. During the six months ended April 30, 2008, North American Class A shares did not pay any shareholder servicing fees.

      During the six months ended April 30, 2008, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $2,723, $5,348 and $5,773, respectively, and $11,750 on sales of ISI Class A Shares of North American. ISI Group retained $11,821 of contingent deferred sales charges on the sale of ISI Class C Shares of North American.

      Ultimus Fund Solutions, LLC ("Ultimus") is the administrator and fund accountant for the Funds pursuant to the terms of a Mutual Fund Services
Agreement. Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Directors. Ultimus also calculates the net asset value per share of each Fund and provides information necessary to prepare the Funds' financial statements and tax returns. For the performance of these services, the Funds pay Ultimus a fee at the annual rate of 0.10% of the combined average value of the daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion, and 0.06% of such assets in excess of $1 billion, subject to an annual minimum of $500,000.

      Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee is $1,000. In addition, the Funds reimburse Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

      EJV Financial Services, LLC provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer of the Funds, is also a principal of EJV Financial Services, LLC.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

      The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

      The  Funds  determine  their  net  investment   income  and  capital  gain
distributions in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

      During the periods ended April 30, 2008 and October 31, 2007, the components of distributions on a tax basis were as follows:

                             ORDINARY                   TAX-EXEMPT                   LONG-TERM                  RETURN OF
                              INCOME                      INCOME                   CAPITAL GAINS                 CAPITAL
                     ------------------------    ------------------------    ------------------------    ------------------------
                      APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                        2008          2007          2008          2007          2008          2007          2008          2007
Total Return         $2,250,582    $4,910,079    $       --    $       --    $       --    $       --    $       --    $  104,188
Managed Municipal        25,203        72,962     1,856,286     2,371,360       286,768       720,919            --            --
North American        3,560,031     7,026,546            --            --            --            --            --       172,948
Strategy                470,277       913,710            --            --     4,220,675     1,880,666            --            --

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Funds have adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statue of limitations on the Funds' tax returns remains open for the years ended October 31, 2006 and October 31, 2007.

--------------------------------------------------------------------------------

ISI FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      As  of  April  30,  2008,   the  components  of   distributable   earnings
(accumulated losses) on a tax basis were as follows:

                                                        CAPITAL
                     UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED        LOSS         UNREALIZED
                      TAX-EXEMPT       ORDINARY        LONG-TERM         CARRY-       APPRECIATION
                        INCOME          INCOME       CAPITAL GAINS      FORWARD      (DEPRECIATION)        TOTAL
-------------------------------------------------------------------------------------------------------------------
Total Return         $         --    $         --    $    220,806    $         --     $     (2,469)    $    218,337
Managed Municipal         148,523           2,795         101,773              --        2,255,813        2,508,904
North American                 --              --       1,111,883              --        2,000,072        3,111,955
Strategy                       --          27,592              --        (250,314)       9,401,791        9,179,069

      As of October 31, 2007, Total Return and North American had capital loss carryforwards available to offset future realized gains. These losses expire in 2015.

      The  difference  between  book  and  tax  basis  unrealized   appreciation
(depreciation) for Strategy was primarily due to wash sales.

      The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2008, were as follows:

                    NON-US GOVERNMENT OBLIGATIONS     US GOVERNMENT OBLIGATIONS
                    -----------------------------   ----------------------------
                      PURCHASES         SALES         PURCHASES         SALES
--------------------------------------------------------------------------------
Total Return        $         --    $         --    $ 10,641,250    $ 40,633,085
Managed Municipal      3,458,630       2,040,000              --              --
North American        10,394,227      22,588,662      18,079,063      30,551,211
Strategy              11,377,457      13,321,765         526,294         673,906

NOTE 5 - MARKET AND CREDIT RISK

      North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

NOTE 6 - CONTRACTUAL OBLIGATIONS

      In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

NOTE 7 - OTHER INFORMATION

      On April 30, 2008, 1 shareholder account held approximately 10% of North American. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is
available,   without  charge  and  upon  request,  by  calling  (800)  955-7175.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the Security and Exchange Commission's ("SEC") website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Funds file their completed schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ISI INTERNATIONAL STRATEGY AND INVESTMENT
PRIVACY NOTICE FOR ISI MUTUAL FUNDS

PRIVACY POLICY
The mutual funds in the ISI Fund Complex ("the Funds") believe that your privacy is extremely important. We are firmly committed to protecting any personal or financial information you provide to us as well as information about your transactions with us, such as transaction amounts, account balance and account holdings ("Personal Information"). We use Personal Information only to develop and deliver products and services that you request and to fulfill any applicable legal and regulatory requirements. We do not disclose Personal Information about you or our former customers except to our affiliates and service providers. We require our employees, affiliates and service providers to maintain appropriate safeguards to ensure the security of your non-public information.

LIMITS OF USE OF PERSONAL INFORMATION
We limit the use, collection and retention of customer information to what is necessary to provide personal financial services and related products. We have security practices and procedures in place to ensure the confidentiality and security of your Personal Information.

ACCURACY OF PERSONAL INFORMATION
We strive to keep your personal and financial information accurate. If our records are incorrect or out-of-date, please notify us immediately by contacting the Service Center listed on your account statement.

CHANGE TO OUR POLICIES
If you have any privacy or security questions, please contact us at 800-882-8585. We may, at our discretion, change this Privacy Policy at any time. If we make material changes to the policy, we will provide you with notice of these changes.

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

--------------------------------------------------------------------------------
ISI   International
      Strategy &
      Investment
--------------------------------------------------------------------------------

           LOUIS E. LEVY                 EDWARD J. VEILLEUX
           CHAIRMAN                      VICE PRESIDENT
                                         CHIEF COMPLIANCE OFFICER
           W. MURRAY JACQUES
           DIRECTOR                      THOMAS P. STEVENS*
                                         VICE PRESIDENT
           EDWARD A. KUCZMARSKI
           DIRECTOR                      STEPHEN V. KILLORIN
                                         VICE PRESIDENT
           R. ALAN MEDAUGH               TREASURER
           PRESIDENT                     CHIEF FINANCIAL OFFICER
           DIRECTOR
                                         MARGARET M. BEELER
           NANCY LAZAR                   VICE PRESIDENT
           VICE PRESIDENT                SECRETARY

           CARRIE L. BUTLER              EDWARD S. HYMAN
           VICE PRESIDENT                SENIOR ECONOMIC ADVISOR

                                         * Thomas D. Stevens is an officer for
                                           only the ISI Strategy Fund.

--------------------------------------------------------------------------------
                                        INVESTMENT ADVISOR
--------------------------------------------------------------------------------
                                           ISI, INC.
                                           40 WEST 57TH STREET, 18TH FLOOR
                                           NEW YORK, NY 10019
                                           (800) 955-7175

--------------------------------------------------------------------------------
                                        SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
                                           ULTIMUS FUND SOLUTIONS, LLC
                                           P.O. BOX 460707
                                           CINCINNATI, OH 45246-0707

--------------------------------------------------------------------------------
                                        DISTRIBUTOR
--------------------------------------------------------------------------------
                                           ISI GROUP, INC.
                                           40 WEST 57TH STREET, 18TH FLOOR
                                           NEW YORK, NY 10019
                                           (800) 955-7175


--------------------------------------------------------------------------------

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North American Government Bond Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                            ----------------------------------------------------
                                    R. Alan Medaugh, President

Date          June 30, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                            ----------------------------------------------------
                                    R. Alan Medaugh, President

Date          June 30, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                            ----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          June 30, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.